As filed with the Securities and Exchange Commission on October 15, 2014.

Registrations Nos. 333-71081

811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☑
and/or REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 294	☑

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life & Annuity Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on October 20, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Innovations Select individual flexible premium deferred variable annuity contract.

Filing Fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-14-142376 filed on April 14, 2014, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-14-142376 filed on April 14, 2014, and incorporated by reference herein.)

Supplement dated October 20, 2014 to your Prospectus dated May 1, 2014,

for the variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein.

‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2014, as supplemented. Please retain it for future reference.

The purpose of this supplement is to modify the annual charges for certain optional living benefit riders and to provide notification of a portfolio substitution.

Effective November 1, 2014, all references in the Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

Current/Annual Charge Percentage
CoreIncome Advantage 5 Plus (Single)	1.05%
CoreIncome Advantage 5 Plus (Joint)	1.65%

If you purchased one of the above referenced riders and your Rider Effective Date is before November 1, 2014, the new percentage will not apply unless a Reset occurs as disclosed in your Prospectus. The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Prospectus for complete information.

Substitution of the PIMCO Global Multi-Asset Managed Allocation Portfolio (formerly called PIMCO Global Multi-Asset Portfolio)

We filed an application with the Securities and Exchange Commission (“SEC”) requesting an order to approve the substitution of the PIMCO Global Multi-Asset Managed Allocation Portfolio (“PIMCO Global Portfolio”) with the Janus Aspen Series Balanced Portfolio (“Janus Balanced Portfolio”). If the SEC grants the order, we anticipate that the proposed substitution will occur on or about March 6, 2015 (the “Substitution Date”). This is not a substitution of your Variable Annuity Contract. Starting December 1, 2014, we will no longer accept new allocation instructions or new premium for the PIMCO Global Portfolio. If you have Contract Value allocated to the PIMCO Global Portfolio as of the end of the Business Day on November 28, 2014, you may continue to make additional Purchase Payments, transfers, or withdrawals involving the PIMCO Global Portfolio.

For thirty (30) calendar days before the Substitution Date, if you have Contract Value allocated to the Subaccount investing in the PIMCO Global Portfolio (the “PIMCO Subaccount”), you may make a one-time transfer of all or a portion of such Contract Value to any other available Subaccount without the transfer counting toward the 25 transfers permitted each calendar year. All other transfers are subject to limitations as described in the Prospectus for your Contract. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 748-6907 or by using any other means described in the Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Prospectus for details.

On the Substitution Date, any Contract Value that remains allocated to the PIMCO Subaccount after the close of business will be transferred to the Subaccount corresponding to the Janus Balanced Portfolio (the “Janus Subaccount”). Such transfers will be based on the applicable Subaccount Unit values, and the relative net asset values of the PIMCO Global Portfolio and Janus Balanced Portfolio, as of the close of business on the Substitution Date. We will pay all expenses incurred in connection with the substitution. You will not incur any fees or charges or tax liability because of the substitution and your Contract Value immediately before the substitution will be equal to Contract Value immediately after the substitution. The substitution transactions will not be treated as transfers that count toward the number of transfers that may be made in a given Contract Year.

After the Substitution Date, the PIMCO Subaccount will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the PIMCO Subaccount will be deemed an instruction for the Janus Subaccount. This includes, but is not limited to, instructions for Purchase Payment allocations, partial withdrawals and transfer instructions (including instructions under any systematic transfer option). During the thirty (30) calendar day period after the Substitution Date (the “free transfer period”), you may make a one-time transfer out of the Janus Subaccount without the transfer counting towards the transfer limitations described in the Prospectus. Except for market timing limitations described in the Prospectus, we will not exercise any rights we reserve under the Contracts to impose additional restrictions on transfers out of the Janus Subaccount during the free transfer period.

Please work with your financial advisor to determine if your existing allocation instructions should be changed before or after the Substitution Date.

Any references to the PIMCO Global Portfolio (or PIMCO Global Multi-Asset Portfolio) are deleted from the Prospectus after the Substitution Date.

Form No.	NYSUP1014

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1) Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2013 and for each of the periods presented which are incorporated by reference from the 2013 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

(2) Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report
Statements of Financial Condition
Statements of Operations
Statements of Stockholder’s Equity
Statements of Cash Flows
Notes to Financial Statements

(b)	Exhibits

1. (a)

Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-99-000087 filed on January 22, 1999 and incorporated by reference herein.

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494 filed on June 24, 2011 and incorporated by reference herein.

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-06-000557 filed on April 20, 2006 and incorporated by reference herein.

4.	(a)	Pacific Innovations Select — Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-230NYA); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-01-500882 filed on December 3, 2001 and incorporated by reference herein.

	(b)	Qualified Pension Plan Rider (Form No. 20-24200); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-01-500882 filed on December 3, 2001 and incorporated by reference herein.

	(c)	(1) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-01-500882 filed on December 3, 2001 and incorporated by reference herein.

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001550 filed on December 4, 2008 and incorporated by reference herein.

	(d)	Individual Retirement Annuity Rider (Form No. 20-28900); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001017062-02-002147 filed on December 18, 2002 and incorporated by reference herein.

	(e)	Roth Individual Retirement Annuity Rider (Form No. 20-29000); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001017062-02-002147 filed on December 18, 2002 and incorporated by reference herein.

	(f)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001017062-02-002147 filed on December 18, 2002 and incorporated by reference herein.

	(g)	Pacific Innovations Select — Stepped-Up Death Benefit Rider (Form No. 20-23500); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-01-500882 filed on December 3, 2001 and incorporated by reference herein.

	(h)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-2700); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001017062-02-002147 filed on December 18, 2002 and incorporated by reference herein.

	(i)	Guaranteed Protection Advantage 5 (GPA 5) Rider (Form No. 20-295-1); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-05-000069 filed on February 17, 2005 and incorporated by reference herein.

	(j)	(1) DCA Plus Fixed Option Rider (Form No. 20-2103); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-04-009788 filed on January 27, 2004 and incorporated by reference herein.

(2) DCA Plus Fixed Option Rider (Form No. 20-2219); Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-063393 filed on July 1, 2011 and incorporated by reference herein.

	(k)	Guaranteed Income Annuity (GIA) Rider (Form No. 20-2118); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-05-000911 filed on October 17, 2005 and incorporated by reference herein.

	(l)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-2120); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-05-000911 filed on October 17, 2005 and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-2152A); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

	(m)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2131); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-06-001253 filed on October 19, 2006 and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

	(n)	(1) Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2135); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-07-000469 filed on April 19, 2007 and incorporated by reference herein.

(2) Excess Withdrawal Endorsement (Form No. 15-2152B); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

	(o)	Guaranteed Protection Advantage 3 Rider (Form No. 20-2144); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-07-001577 filed on December 28, 2007 and incorporated by reference herein.

	(p)	(1) Guaranteed Withdrawal Benefit II Rider (Form No. 20-2146); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-07-001577 filed on December 28, 2007 and incorporated by reference herein.

(2)

Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

	(q)	Guaranteed Withdrawal Benefit III Rider (Form No. 20-2153); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

	(r)	Guaranteed Withdrawal Benefit Rider (Form No. 20-2154); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

	(s)	Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-2155); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

	(t)	Income Access Rider (Form No. 20-2104); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001550 filed on December 4, 2008 and incorporated by reference herein.

	(u)	Core Withdrawal Benefit Rider (Form No. 20-2162); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-09-000473 filed on April 23, 2009 and incorporated by reference herein.

	(v)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-2176); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-09-070784 filed on December 15, 2009 and incorporated by reference herein.

	(w)	Core Withdrawal Benefit II Rider (Form No. 20-2178); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

	(x)	Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. 20-2194); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-115922 filed on December 23, 2010 and incorporated by reference herein.

	(y)	Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. 20-2195); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-115922 filed on December 23, 2010 and incorporated by reference herein.

	(z)	Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. 20-2204); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-11-037683 filed on April 21, 2011 and incorporated by reference herein.

	(aa)	Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. 20-2205); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-11-037683 filed on April 21, 2011 and incorporated by reference herein.

	(bb)	Guaranteed Withdrawal Benefit XII Rider — Single Life (Form No. 20-2256); Included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

	(cc)	Guaranteed Withdrawal Benefit XII Rider — Joint Life (Form No. 20-2257); Included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

	(dd)	Guaranteed Withdrawal Benefit X Rider — Single Life (Form No. 20-2258); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013 and incorporated by reference herein.

	(ee)	Guaranteed Withdrawal Benefit X Rider — Joint Life (Form No. 20-2259); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013 and incorporated by reference herein

	(ff)	Guaranteed Withdrawal Benefit XIII Rider (Form No. 20-2263); Included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

	(gg)	Guaranteed Minimum Accumulation Benefit Rider (Form No. 20-2254); Included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein.

5.	(a)	Pacific Innovations Select — Variable Annuity Application (Form No. 25-20320); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-06-000557 filed on April 20, 2006 and incorporated by reference herein.

	(b)	Guaranteed Protection Advantage Rider Request (Form No. N2 (GPAR)); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001017062-02-002147 filed on December 18, 2002 and incorporated by reference herein.

	(c)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-06-000557 filed on April 20, 2006 and incorporated by reference herein.

6.	(a)	Pacific Life & Annuity Company’s Articles of Incorporation; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001047469-99-038849 filed on October 14, 1999 and incorporated by reference herein.

	(b)	By-laws of Pacific Life & Annuity Company; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001047469-99-038849 filed on October 14, 1999 and incorporated by reference herein.

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-99-000087 filed on January 22, 1999 and incorporated by reference herein.

	(b)	Addendum to the Pacific Select Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-01-500882 filed on December 3, 2001 and incorporated by reference herein.

	(c)	Addendum to the Pacific Select Fund Participation Agreement (to add nine new Portfolios); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-01-500882 filed on December 3, 2001 and incorporated by reference herein.

	(d)	Addendum to the Pacific Select Fund Participation Agreement (to add the Equity Income and Research Portfolios); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001017062-02-000768 filed on April 30, 2002 and incorporated by reference herein.

	(e)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001047469-99-038849 filed on October 14, 1999 and incorporated by reference herein.

	(f)	Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-05-000248 filed on April 18, 2005 and incorporated by reference herein.

(g)

Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-06-000557 filed on April 20, 2006 and incorporated by reference herein.

(h)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

(i)	Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-13-399463 filed on October 15, 2013, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-13-399463 filed on October 15, 2013, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

	(4)	Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-13-399463 filed on October 15, 2013, and incorporated by reference herein.

	(5)	Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(j)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

	(2)	Addendum to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-11-037683 filed on April 21, 2011 and incorporated by reference herein.

	(3)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-14-142376 filed on April 14, 2014, and incorporated by reference herein.

(k)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

(l)	Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

	(1)	First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

	(2)	Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

	(3)	Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(m)	Form of Franklin Templeton Services, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001272 filed on September 11, 2008 and incorporated by reference herein.

	(1)	First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

	(2)	Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-12-503045 filed on December 14, 2012 and incorporated by reference herein.

	(3)	Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-12-503045 filed on December 14, 2012 and incorporated by reference herein.

(n)	Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001550 filed on December 4, 2008 and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-12-006360 filed on April 23, 2012, and incorporated by reference herein.

(o)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001550 filed on December 4, 2008 and incorporated by reference herein.

(p)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001550 filed on December 4, 2008 and incorporated by reference herein.

(q)	Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001550 filed on December 4, 2008 and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(r)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

(s)	Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001550 filed on December 4, 2008 and incorporated by reference herein.

(t)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001550 filed on December 4, 2008 and incorporated by reference herein.

(u)	Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-08-001550 filed on December 4, 2008 and incorporated by reference herein.

(v)

Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

	(1)	First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

	(2)	Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(w)	Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-11-037683 filed on April 21, 2011 and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-11-037683 filed on April 21, 2011 and incorporated by reference herein.

(x)	Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

(y)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-10-037051 filed on April 22, 2010 and incorporated by reference herein.

	(1)	First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-12-503045 filed on December 14, 2012 and incorporated by reference herein.

	(2)	Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-14-142376 filed on April 14, 2014, and incorporated by reference herein.

(z)	Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538 filed on April 23, 2010 and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538 filed on April 23, 2010 and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-11-037683 filed on April 21, 2011 and incorporated by reference herein.

(aa)	Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538 filed on April 23, 2010 and incorporated by reference herein.

(bb)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-12-006360 filed on April 23, 2012, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-12-006360 filed on April 23, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-12-006360 filed on April 23, 2012, and incorporated by reference herein.

(cc)	Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-12-006360 filed on April 23, 2012, and incorporated by reference herein.

	(1)	Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-12-006360 filed on April 23, 2012, and incorporated by reference herein.

(dd)	Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-12-006360 filed on April 23, 2012, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-14-142376 filed on April 14, 2014, and incorporated by reference herein.

(ee)	Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-12-006360 filed on April 23, 2012, and incorporated by reference herein.

	(1)	First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-14-142376 filed on April 14, 2014, and incorporated by reference herein.

	(2)	Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(ff)	Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000950123-12-006360 filed on April 23, 2012, and incorporated by reference herein.

	(1)	First Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-14-142376 filed on April 14, 2014, and incorporated by reference herein.

	(gg)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

	(hh)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-12-503045 filed on December 14, 2012 and incorporated by reference herein.

	(ii)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-12-503045 filed on December 14, 2012 and incorporated by reference herein.

	(jj)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(kk)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(ll)	Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(mm)	Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(nn)	Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

	(oo)	Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-12-503045 filed on December 14, 2012 and incorporated by reference herein.

(1) First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-12-503045 filed on December 14, 2012 and incorporated by reference herein.

	(pp)	Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-12-503045 filed on December 14, 2012 and incorporated by reference herein.

	(qq)	Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-13-399463 filed on October 15, 2013, and incorporated by reference herein.

(1) First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-14-142376 filed on April 14, 2014, and incorporated by reference herein.

	(rr)	Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-13-399463 filed on October 15, 2013, and incorporated by reference herein.

	(ss)	Participation Agreement with Ivy Funds Variable Insurance Portfolios; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-14-142376 filed on April 14, 2014, and incorporated by reference herein.

	(tt)	Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-99-000087 filed on January 22, 1999 and incorporated by reference herein.

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0001193125-14-142376 filed on April 14, 2014, and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-184972, Accession No. 0000950123-13-000803 filed on February 5, 2013, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director, President and Chief Investment Officer

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Innovations Select—Approximately	5,419 Qualified 3,529 Non-Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 15th day of October, 2014.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY (Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	James T. Morris*	Director, Chairman and Chief Executive Officer	October 15, 2014

	Khanh T. Tran*	Director, President and Chief Investment Officer	October 15, 2014

	Adrian S. Griggs*	Executive Vice President and Chief Financial Officer	October 15, 2014

	Sharon A. Cheever*	Director, Senior Vice President and General Counsel	October 15, 2014

	Jane M. Guon*	Director, Vice President and Secretary	October 15, 2014

	Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	October 15, 2014

	Brian D. Klemens*	Vice President and Controller	October 15, 2014

	Dewey P. Bushaw*	Executive Vice President	October 15, 2014

	Joseph W. Krum*	Vice President and Treasurer	October 15, 2014

*By:	/s/ SHARON A. CHEEVER		October 15, 2014
Sharon A. Cheever as attorney-in-fact

(Powers of Attorney are contained in Pre-Effective Amendment No. 1 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-184972, Accession No. 0000950123-13-000803, filed on February 5, 2013, as Exhibit 13.)